ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - Fresh Vegetables - Disposal Group, Disposed of by Sale, Not Discontinued Operations - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash (used) in operating activities - discontinued operations	$ (2,898)	$ (37,289)
Net cash (used) in investing activities - discontinued operations	(5,410)	(5,307)
Cash (used in) discontinued operations, net	$ (8,308)	$ (42,596)